Capital and Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital And Financial Risk Management [Abstract]
Cash and cash equivalents	$ 252,470	$ 280,641	$ 191,081	$ 149,866
Short-term investments	24,829	86,666
Trade and other receivables	1,758	1,522
Total	$ 279,057	$ 368,828